income taxes	12 Months Ended
Dec. 31, 2022
income taxes
income taxes
10	income taxes

(a)Expense composition and rate reconciliation

Years ended December 31 (millions)	2022	2021
Current income tax expense
For the current reporting period	$584	$563
Adjustments recognized in the current period for income taxes of prior periods	(11)	(30)
	573	533
Deferred income tax expense
Arising from the origination and reversal of temporary differences	9	25
Adjustments recognized in the current period for income taxes of prior periods	22	22
	31	47
	$604	$580

Our income tax expense and effective income tax rate differ from those computed by applying the applicable statutory rates for the following reasons:

Years ended December 31 ($ in millions)	2022		2021
Income taxes computed at applicable statutory rates	$595	25.6%	$589	25.8%
Adjustments recognized in the current period for income taxes of prior periods	11	0.5	(8)	(0.3)
Non-deductible amounts	1	0.1	23	1.0
Gain on disposition	—	—	(46)	(2.0)
Other	(3)	(0.2)	22	1.0
Income tax expense per Consolidated statements of income and other comprehensive income	$604	26.0%	$580	25.5%

(b)Temporary differences

We must make significant estimates in respect of the composition of our deferred income tax liability. Our operations are complex and the related income tax interpretations, regulations, legislation and jurisprudence are continually changing. As a result, there are usually some income tax matters in question.

Temporary differences comprising the net deferred income tax liability and the amounts of deferred income taxes recognized in the Consolidated statements of income and other comprehensive income and the Consolidated statements of changes in owners’ equity are estimated as follows:

	Property, plant
	and		Property, plant
	equipment		and
	(owned) and		equipment				Losses	Share-based	Net
	intangible	Intangible	(leased), net	Contract		Provisions not	available to	compensation	deferred
	assets subject	assets with	of lease	assets and	Net pension	currently	be carried	amounts and	income
(millions)	to amortization	indefinite lives	liabilities	liabilities	amounts	deductible	forward [1]	other	tax liability
As at January 1, 2021	$2,292	$1,692	$(40)	$307	$(247)	$(215)	$(67)	$(15)	$3,707
Deferred income tax expense recognized in Net income	75	59	7	(112)	(22)	41	(23)	22	47
Other comprehensive income	—	—	—	—	209	—	—	37	246
Deferred income taxes charged directly to owners’ equity and other (Note 18(c))	80	—	—	—	—	—	(18)	(52)	10
As at December 31, 2021	2,447	1,751	(33)	195	(60)	(174)	(108)	(8)	4,010
Deferred income tax expense recognized in Net income	(14)	105	1	(90)	(19)	28	(29)	49	31
Other comprehensive income	—	—	—	—	45	—	—	(50)	(5)
Deferred income taxes charged directly to owners’ equity and other (Note 18(b))	397	—	—	—	—	(4)	(7)	(4)	382
As at December 31, 2022	$2,830	$1,856	$(32)	$105	$(34)	$(150)	$(144)	$(13)	$4,418

1	We expect to be able to utilize our non-capital losses prior to expiry.

Temporary differences arise from the carrying value of investments in subsidiaries and partnerships exceeding their tax base, for which no deferred income tax liabilities have been recognized because the parent is able to control the timing of the reversal of the difference and it is probable that it will not reverse in the foreseeable future. In our specific instance, this is relevant to our investments in Canadian subsidiaries and Canadian partnerships. We are not required to recognize such deferred income tax liabilities, as we are in a position to control the timing and manner of the reversal of the temporary differences, which would not be expected to be exigible to income tax, and it is probable that such differences will not reverse in the foreseeable future. We are in a position to control the timing and manner of the reversal of the temporary differences in respect of our non-Canadian subsidiaries, and it is probable that such differences will not reverse in the foreseeable future.

(c)Other

We conduct research and development activities, which may be eligible to earn Investment Tax Credits. During the year ended December 31, 2022, we recorded Investment Tax Credits of $11 million (2021 – $21 million). Of this amount, $9 million (2021 – $14 million) was recorded as a reduction of property, plant and equipment and/or intangible assets and the balance was recorded as a reduction of goods and services purchased.